Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [abstract]
Loans and advances at amortised cost	£ 134,267	£ 141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial liabilities [abstract]
Deposits at amortised cost	(244,738)	(213,897)
Repurchase agreements and other similar secured borrowing	(10,443)	(2,032)
Debt securities in issue	(29,423)	(33,536)
Subordinated liabilities	(32,005)	(33,425)	£ (35,327)
Level 1 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	8,824	6,827
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities [abstract]
Deposits at amortised cost	(165,909)	(135,398)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 2 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	65,267	69,289
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial liabilities [abstract]
Deposits at amortised cost	(78,769)	(78,494)
Repurchase agreements and other similar secured borrowing	(10,443)	(2,032)
Debt securities in issue	(27,630)	(31,652)
Subordinated liabilities	(33,356)	(34,861)
Level 3 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	60,446	63,133
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities [abstract]
Deposits at amortised cost	(60)	(5)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(1,856)	(1,877)
Subordinated liabilities	0	0
Not held at fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	134,537	141,251
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial liabilities [abstract]
Deposits at amortised cost	(244,738)	(213,897)
Repurchase agreements and other similar secured borrowing	(10,443)	(2,032)
Debt securities in issue	(29,486)	(33,529)
Subordinated liabilities	(33,356)	(34,861)
Carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial liabilities [abstract]
Deposits at amortised cost	(244,696)	(213,881)
Repurchase agreements and other similar secured borrowing	(10,443)	(2,032)
Debt securities in issue	(29,423)	(33,536)
Subordinated liabilities	£ (32,005)	£ (33,425)